AXP(R)
                                                                    Intermediate
                                                                 Tax-Exempt Fund
                                                              2001 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)

American
  Express(R)
 Funds

(icon of) lock

AXP Intermediate Tax-Exempt Fund seeks to provide shareholders with a high level of current income exempt from federal taxes.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Why Suffer From a `Lack of Interest'?

If you're looking for a higher yield than a typical tax-free money market fund with less price volatility than a typical tax-exempt bond fund, this Fund is designed for you. Its yield is generally free from federal taxes, but not necessarily state and local taxes.

Table of Contents

2001 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                   3

From the Portfolio Manager                          3

Fund Facts                                          5

The 10 Largest Holdings                             6

Making the Most of the Fund                         7

The Fund's Long-term Performance                    8

Board Members and Officers                         10

Independent Auditors' Report                       13

Financial Statements                               14

Notes to Financial Statements                      17

Investments in Securities                          24

Federal Income Tax Information                     30

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2 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

From the Portfolio Manager

It was largely a good 12 months for municipal bonds, especially for short- and intermediate maturity issues. AXP Intermediate Tax-Exempt Fund's performance reflected the positive environment, as its Class A shares generated a total return, which includes net asset value change and interest income, of 6.60% (excluding the sales charge) for the December 2000 through November 2001 fiscal year. This compares with a return of 7.88% for the Lehman Brothers Municipal 1-3 Year Bond Index, which is commonly used to measure the performance of mutual funds such as this.

As is usually the case, bad news for the economy meant good news for the bond market. That was particularly evident at the outset of the period, as a slowdown in economic growth erased fear of higher inflation and got investors focused on the possibility that the Federal Reserve would reduce short-term interest rates to get the economy back on track.

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3 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

STRONG START
Encouraged by those factors, bond investors increased their buying, driving down municipal bond interest rates and driving up the bonds' prices. (Falling rates boost bond prices, while rising rates depress them.) Most of the interest-rate decline came in the short- and intermediate-maturity segment of the municipal market (the core of this Fund's investments), which responded with especially good price increases. As a result, the Fund's net asset value rose in December and January.

From that point, the intermediate segment of the municipal market essentially treaded water until late summer, as investors anticipated that the economy would improve later in the year and, possibly, cause inflation to pick up. When the economy continued to struggle during the fall, the market gained some ground. But most of it was eroded in November, as hints of an impending economic upturn sparked a sharp sell-off.

Still, it was a productive 12 months for the Fund, whose performance benefited from my decision to increase the portfolio's duration early in the period. (Duration, a function of the average maturity of the bonds in the portfolio, affects how sensitive the Fund's net asset value is to changes in interest rates. Generally, the longer the duration, the greater the sensitivity.) Therefore, when interest rates came down, the Fund responded quite positively. Late in the period, I lowered the duration to the neutral range.

Another change worth noting was an improvement in the overall quality level of the portfolio, a strategy based on the premise that higher-quality bonds tend to be more sensitive to changes in market interest rates. The trade-off is that the higher the quality, the lower the yield. To offset that, early in the period I emphasized longer-maturity bonds, which offered relatively higher yields.

As for what may lie ahead, I'll reiterate my comments of six months earlier, which ultimately proved to be premature. I think it's likely that the economy will strengthen and the Federal Reserve will conclude its rate cuts. If that outlook proves accurate, I expect municipal bond yields to move in a flat to somewhat higher range. That, in turn, would restrain bond prices. Therefore, my next move may well be to shorten the portfolio's duration and, in order to shore up the Fund's dividend, modestly increase investments in higher-yielding/lower-quality bonds while still maintaining a high overall quality level in the portfolio.

David Kerwin

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4 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                                     $5.19
Nov. 30, 2000                                                     $5.04
Increase                                                          $0.15

Distributions -- Dec. 1, 2000 - Nov. 30, 2001
From income                                                       $0.18
From long-term capital gains                                      $  --
Total distributions                                               $0.18
Total return*                                                    +6.60%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                                     $5.19
Nov. 30, 2000                                                     $5.03
Increase                                                          $0.16

Distributions -- Dec. 1, 2000 - Nov. 30, 2001
From income                                                       $0.14
From long-term capital gains                                      $  --
Total distributions                                               $0.14
Total return*                                                    +6.01%

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                                     $5.18
Nov. 30, 2000                                                     $5.03
Increase                                                          $0.15

Distributions -- Dec. 1, 2000 - Nov. 30, 2001
From income                                                       $0.14
From long-term capital gains                                      $  --
Total distributions                                               $0.14
Total return*                                                    +5.82%

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                                     $5.16
Nov. 30, 2000                                                     $5.02
Increase                                                          $0.14

Distributions -- Dec. 1, 2000 - Nov. 30, 2001
From income                                                       $0.19
From long-term capital gains                                      $  --
Total distributions                                               $0.19
Total return*                                                    +6.62%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

The 10 Largest Holdings

                                                                   Percent                    Value
                                                               (of net assets)        (as of Nov. 30, 2001)
Georgia State Unlimited General Obligation Bonds
Series 1995
6.00% 2007                                                          2.0%                   $1,227,534

Denver Colorado City & County
Unlimited Government Obligation Bonds
Series 1999B
5.63% 2007                                                          1.7                     1,095,980

Southeastern Pennsylvania Transportation Authority
Special Revenue Tax Transit
Revenue Bonds Series 1997
5.75% 2007                                                          1.7                     1,092,500

Hawaii State Tax General Obligation Bonds
Series 1993CA
5.75% 2007                                                          1.7                     1,089,380

South Carolina State Transportation Infrastructure Bank
Revenue Bonds Series 2000A
5.50% 2007                                                          1.7                     1,089,270

Arizona State Transportation Board
Excise Tax Revenue Bonds
Maricopa County Regional Area Road Fund
Series 2000
5.75% 2005                                                          1.7                     1,083,250

Clark County Nevada School District
General Obligation Refunding Bonds
Series 2000B
5.50% 2008                                                          1.7                     1,083,180

Maryland State Unlimited General Obligation Bonds
Series 2001
5.25% 2008                                                          1.7                     1,081,740

Tucson Arizona Water System
Refunding Revenue Bonds
Series 2002
5.50% 2007                                                          1.7                     1,079,580

New Jersey State Turnpike Authority Refunding
Revenue Bonds Series 2000A
5.50% 2006                                                          1.7                     1,077,470

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 17.3% of net assets

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6 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o   your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's dividends, interest and other income exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

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7 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

The Fund's Long-term Performance

           Value of your $10,000 in AXP Intermediate Tax-Exempt Fund
(line chart)

$20,000

                                             Lehman Brothers Municipal
               Lipper Short/Intermediate           1-3 Year Bond Index
              Municipal Debt Funds Index                                 $11,848
$9,525                                          AXP Intermediate Tax-Exempt Fund
                                                                         Class A


12/1/96        11/97          11/98          11/99          11/00          11/01

Average Annual Total Returns (as of Nov. 30, 2001)

                1 year          5 years    Since inception
Class A         +1.54%          +3.30%         +3.47%*
Class B         +2.01%          +3.36%         +3.51%*
Class C         +5.82%            N/A          +5.46%**
Class Y         +6.62%          +4.39%         +4.55%*

 * Inception date was Nov. 13, 1996.
** Inception date was June 26, 2000.

Assumes: Holding period from 12/1/96 to 11/30/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $2,091. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal 1-3 Year Bond Index and Lipper Short/Intermediate Municipal Debt Funds Index. In comparing AXP Intermediate Tax-Exempt Fund (Class A) to the indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

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8 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Lehman Brothers Municipal 1-3 Year Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue and pre-refunded bonds that have an approximate maturity of 3 years. The index is frequently used as a general performance measure of tax-exempt bonds with shorter maturities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held by the Fund.

The Lipper Short/Intermediate Municipal Debt Funds Index, an unmanaged index published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

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9 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 72 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name,                                  Position held with             Principal occupations       Other directorships
Address,                               Registrant and length of       during past five years
Age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
H. Brewster Atwater, Jr.               Board member since 1996        Retired chair and chief
4900 IDS Tower                                                        executive officer,
Minneapolis, MN 55402                                                 General Mills, Inc.
Born in 1931                                                          (consumer foods)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Arne H. Carlson                        Chair of the Board since 1999  Chair, Board Services
901 S. Marquette Ave.                                                 Corporation (provides
Minneapolis, MN 55402                                                 administrative services
Born in 1934                                                          to boards), former
                                                                      Governor of Minnesota
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Lynne V. Cheney                        Board member since 1994        Distinguished Fellow, AEI   The Reader's Digest
American Enterprise Institute for                                                                 Association Inc.
Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Livio D. DeSimone                      Board member since 2001        Retired chair of the        Cargill, Incorporated
30 Seventh Street East                                                board and chief executive   (commodity merchants and
Suite 3050                                                            officer, Minnesota Mining   processors), Target
St. Paul, MN 55101-4901                                               and Manufacturing (3M)      Corporation (department
Born in 1936                                                                                      stores), General Mills,
                                                                                                  Inc. (consumer foods),
                                                                                                  Vulcan Materials Company
                                                                                                  (construction
                                                                                                  materials/chemicals) and
                                                                                                  Milliken & Company
                                                                                                  (textiles and chemicals)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Ira D. Hall                            Board member since 2001        Treasurer, Texaco Inc.
Texaco, Inc.                                                          since 1998. Prior to
2000 Westchester Avenue                                               that, director,
White Plains, NY 10650                                                International Operations
Born in 1944                                                          IBM Corp.
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Heinz F. Hutter                        Board member since 1994        Retired president and
P.O. Box 2187                                                         chief operating officer,
Minneapolis, MN 55402                                                 Cargill, Incorporated
Born in 1929                                                          (commodity merchants and
                                                                      processors)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Anne P. Jones                          Board member since 1985        Attorney and consultant     Motorola, Inc.
5716 Bent Branch Rd.                                                                              (electronics)
Bethesda, MD 20816
Born in 1935
-------------------------------------- ------------------------------ --------------------------- ----------------------------

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10 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Independent Board Members (continued)

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
William R. Pearce                      Board member since 1980        RII Weyerhaeuser World
2050 One Financial Plaza                                              Timberfund, L.P.
Minneapolis, MN 55402                                                 (develops timber
Born in 1927                                                          resources) - management
                                                                      committee; former chair,
                                                                      American Express Funds
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Alan K. Simpson                        Board member since 1997        Former three-term United    Biogen, Inc.
1201 Sunshine Ave.                                                    States Senator for Wyoming  (bio-pharmaceuticals)
Cody, WY 82414
Born in 1931
-------------------------------------- ------------------------------ --------------------------- ----------------------------
C. Angus Wurtele                       Board member since 1994        Retired chair of the        Bemis Corporation
4900 IDS Tower                                                        board and chief executive   (packaging)
Minneapolis, MN 55402                                                 officer, The Valspar
Born in 1934                                                          Corporation
-------------------------------------- ------------------------------ --------------------------- ----------------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
David R. Hubers                        Board member since 1993        Retired chief executive     Chronimed Inc. (specialty
50643 AXP Financial Center                                            officer and director of     pharmaceutical
Minneapolis, MN 55474                                                 AEFC                        distribution), RTW Inc.
Born in 1943                                                                                      (manages workers
                                                                                                  compensation programs),
                                                                                                  Lawson Software, Inc.
                                                                                                  (technology based business
                                                                                                  applications)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
John R. Thomas                         Board member since 1987,       Senior vice president -
50652 AXP Financial Center             president since 1997           information and
Minneapolis, MN 55474                                                 technology of AEFC
Born in 1937
-------------------------------------- ------------------------------ --------------------------- ----------------------------
William F. Truscott                    Board member since 2001,       Senior vice president -
53600 AXP Financial Center             vice president since 2002      chief investment officer
Minneapolis, MN 55474                                                 of AEFC; former chief
Born in 1960                                                          investment officer and
                                                                      managing director, Zurich
                                                                      Scudder Investments
-------------------------------------- ------------------------------ --------------------------- ----------------------------

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11 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
John M. Knight                         Treasurer since 1999           Vice president -
50005 AXP Financial Center                                            investment accounting of
Minneapolis, MN 55474                                                 AEFC
Born in 1952
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Leslie L. Ogg                          Vice president, general        President of Board
901 S. Marquette Ave.                  counsel and secretary since    Services Corporation
Minneapolis, MN 55402                  1978
Born in 1938
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Stephen W. Roszell                     Vice president since 2002      Senior vice president -
50239 AXP Financial Center                                            institutional group of
Minneapolis, MN 55474                                                 AEFC
Born in 1949
-------------------------------------- ------------------------------ --------------------------- ----------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

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12 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP TAX-EXEMPT SERIES, INC.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Intermediate Tax-Exempt Fund (a series of AXP Tax-Exempt Series, Inc.) as of November 30, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended November 30, 2001 and the financial highlights for the five-year period ended November 30, 2001. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Intermediate Tax-Exempt Fund as of November 30, 2001, and the results of its operations, changes in its net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

January 4, 2002

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13 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Intermediate Tax-Exempt Fund

Nov. 30, 2001
Assets
Investments in securities, at value (Note 1)
   (identified cost $62,266,134)                                                                        $63,121,210
Cash in bank on demand deposit                                                                               95,330
Capital shares receivable                                                                                     2,000
Accrued interest receivable                                                                                 786,363
Receivable for investment securities sold                                                                 2,213,868
                                                                                                          ---------
Total assets                                                                                             66,218,771
                                                                                                         ----------
Liabilities
Dividends payable to shareholders                                                                            21,056
Payable for investment securities purchased                                                               3,253,318
Accrued investment management services fee                                                                      773
Accrued distribution fee                                                                                        698
Accrued transfer agency fee                                                                                      89
Accrued administrative services fee                                                                              69
Other accrued expenses                                                                                       31,801
                                                                                                             ------
Total liabilities                                                                                         3,307,804
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                      $62,910,967
                                                                                                        ===========
Represented by
Capital stock -- $.01 par value (Note 1)                                                                $   121,290
Additional paid-in capital                                                                               61,746,645
Undistributed net investment income                                                                           1,300
Accumulated net realized gain (loss)                                                                        186,656
Unrealized appreciation (depreciation) on investments                                                       855,076
                                                                                                            -------
Total -- representing net assets applicable to outstanding capital stock                                $62,910,967
                                                                                                        ===========
Net assets applicable to outstanding shares:                Class A                                     $49,797,297
                                                            Class B                                     $11,789,876
                                                            Class C                                     $ 1,322,541
                                                            Class Y                                     $     1,253
Net asset value per share of outstanding capital stock:     Class A shares          9,600,461           $      5.19
                                                            Class B shares          2,273,195           $      5.19
                                                            Class C shares            255,094           $      5.18
                                                            Class Y shares                243           $      5.16
                                                                                          ---           -----------

See accompanying notes to financial statements.

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14 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Statement of operations
AXP Intermediate Tax-Exempt Fund

Year ended Nov. 30, 2001
Investment income
Income:
Interest                                                                                                 $2,239,746
                                                                                                         ----------
Expenses (Note 2):
Investment management services fee                                                                          225,559
Distribution fee
   Class A                                                                                                   98,718
   Class B                                                                                                   99,018
   Class C                                                                                                    7,340
Transfer agency fee                                                                                          23,349
Incremental transfer agency fee
   Class A                                                                                                    1,903
   Class B                                                                                                    1,063
   Class C                                                                                                       63
Service fee -- Class Y                                                                                            1
Administrative services fees and expenses                                                                    20,245
Compensation of board members                                                                                10,101
Custodian fees                                                                                               11,673
Printing and postage                                                                                         25,783
Registration fees                                                                                            48,630
Audit fees                                                                                                   15,500
Other                                                                                                         2,691
                                                                                                              -----
Total expenses                                                                                              591,637
   Earnings credits on cash balances (Note 2)                                                                (1,333)
                                                                                                             ------
Total net expenses                                                                                          590,304
                                                                                                            -------
Investment income (loss) -- net                                                                           1,649,442
                                                                                                          ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                                  387,976
Net change in unrealized appreciation (depreciation) on investments                                         857,954
                                                                                                            -------
Net gain (loss) on investments                                                                            1,245,930
                                                                                                          ---------
Net increase (decrease) in net assets resulting from operations                                          $2,895,372
                                                                                                         ==========

See accompanying notes to financial statements.

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15 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Statements of changes in net assets
AXP Intermediate Tax-Exempt Fund

Year ended Nov. 30,                                                                      2001                  2000
Operations and distributions
Investment income (loss) -- net                                                   $ 1,649,442           $ 1,577,802
Net realized gain (loss) on investments                                               387,976              (179,625)
Net change in unrealized appreciation (depreciation) on investments                   857,954               262,106
                                                                                      -------               -------
Net increase (decrease) in net assets resulting from operations                     2,895,372             1,660,283
                                                                                    ---------             ---------
Distributions to shareholders from:
   Net investment income
     Class A                                                                       (1,362,751)           (1,296,627)
     Class B                                                                         (265,832)             (279,575)
     Class C                                                                          (19,514)               (2,325)
     Class Y                                                                              (45)                  (45)
                                                                                          ---                   ---
Total distributions                                                                (1,648,142)           (1,578,572)
                                                                                   ----------            ----------

Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                         34,064,933            33,968,156
   Class B shares                                                                   4,429,528             5,037,517
   Class C shares                                                                     905,413               430,601
Reinvestment of distributions at net asset value
   Class A shares                                                                   1,148,398             1,027,678
   Class B shares                                                                     218,537               227,988
   Class C shares                                                                      19,392                 1,975
   Class Y shares                                                                          45                    45
Payments for redemptions
   Class A shares                                                                 (17,620,796)          (32,735,467)
   Class B shares (Note 2)                                                         (1,997,986)           (5,353,119)
   Class C shares (Note 2)                                                            (44,771)               (1,515)
                                                                                      -------                ------
Net increase (decrease) in net assets from capital share transactions              21,122,693             2,603,859
                                                                                   ----------             ---------
Total increase (decrease) in net assets                                            22,369,923             2,685,570
Net assets at beginning of year                                                    40,541,044            37,855,474
                                                                                   ----------            ----------
Net assets at end of year                                                        $ 62,910,967          $ 40,541,044
                                                                                 ============          ============
Undistributed net investment income                                              $      1,300          $         --
                                                                                 ------------          ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Notes to Financial Statements
AXP Intermediate Tax-Exempt Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AXP Intermediate Tax-Exempt Fund (a series of AXP Tax-Exempt Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in bonds and other debt obligations.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 400 shares of capital stock at $5.00 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o   Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o   Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund

--------------------------------------------------------------------------------
17 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued or forward-commitment basis
Delivery and payment for securities that have been purchased by the Fund on a when-issued or forward-commitment basis can take place one month or more after the transaction date. During this period, when-issued securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its commitment. As of Nov. 30, 2001, the Fund has entered into outstanding when-issued or forward-commitments of $2,177,056.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------
18 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.50
o   Class B $20.50
o   Class C $20.00
o   Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $160,130 for Class A, $9,957 for Class B and $288 for Class C for the year ended Nov. 30, 2001.

During the year ended Nov. 30, 2001, the Fund's custodian and transfer agency fees were reduced by $1,333 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $53,826,841 and $35,978,509, respectively, for the year ended Nov. 30, 2001. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
19 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                               Year ended Nov. 30, 2001
                                             Class A          Class B            Class C         Class Y

Sold                                        6,585,648           854,119          174,158           --
Issued for reinvested distributions           221,828            42,245            3,745            9
Redeemed                                   (3,408,747)         (387,323)          (8,640)          --
                                           ----------          --------           ------           --
Net increase (decrease)                     3,398,729           509,041          169,263            9
                                            ---------           -------          -------           --

                                                               Year ended Nov. 30, 2000
                                             Class A          Class B           Class C*         Class Y

Sold                                        6,788,720         1,007,764           85,739           --
Issued for reinvested distributions           205,396            45,577              393            9
Redeemed                                   (6,551,302)       (1,070,989)            (301)          --
                                           ----------        ----------             ----          ---
Net increase (decrease)                       442,814           (17,648)          85,831            9
                                              -------           -------           ------          ---

* Inception date was June 26, 2000.

5. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended Nov. 30, 2001.

6. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

--------------------------------------------------------------------------------
20 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

7. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $5.04        $5.02        $5.14        $5.09        $5.04
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .18          .19          .19          .19          .18
Net gains (losses) (both realized and unrealized)                   .15          .02         (.12)         .05          .05
                                                                    ---          ---         ----          ---          ---
Total from investment operations                                    .33          .21          .07          .24          .23
                                                                    ---          ---          ---          ---          ---
Less distributions:
Dividends from net investment income                               (.18)        (.19)        (.19)        (.19)        (.18)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $5.19        $5.04        $5.02        $5.14        $5.09
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                             $50          $31          $29          $21          $17
                                                                    ---          ---          ---          ---          ---
Ratio of expenses to average daily net assets(c)                  1.02%         .99%         .90%(e)      .92%(e)      .93%(e)
                                                                  ----          ---          ---          ---          ---
Ratio of net investment income (loss)
to average daily net assets                                       3.45%        3.72%        3.78%        3.76%        3.60%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)           75%          77%           9%           7%          24%
                                                                    --           --            -            -           --
Total return(h)                                                   6.60%        4.22%        1.44%        4.85%        4.44%
                                                                  ----         ----         ----         ----         ----

Class B
Per share income and capital changes(a)
Fiscal period ended Nov 30,                                        2001         2000         1999         1998         1997
Net asset value, beginning of period                              $5.03        $5.02        $5.14        $5.09        $5.04
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .14          .15          .15          .15          .14
Net gains (losses) (both realized and unrealized)                   .16          .01         (.12)         .05          .05
                                                                    ---          ---         ----          ---          ---
Total from investment operations                                    .30          .16          .03          .20          .19
                                                                    ---          ---          ---          ---          ---
Less distributions:
Dividends from net investment income                               (.14)        (.15)        (.15)        (.15)        (.14)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $5.19        $5.03        $5.02        $5.14        $5.09
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                             $12           $9           $9           $7           $6
                                                                    ---           --           --           --           --
Ratio of expenses to average daily net assets(c)                  1.78%        1.75%        1.65%(f)     1.67%(f)     1.68%(f)
                                                                  ----         ----         ----         ----         ----
Ratio of net investment income (loss)
to average daily net assets                                       2.69%        2.90%        3.02%        3.01%        2.87%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)           75%          77%           9%           7%          24%
                                                                    --           --            -            -           --
Total return(h)                                                   6.01%        3.23%         .69%        4.07%        3.67%
                                                                  ----         ----          ---         ----         ----

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
21 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Nov 30,                                        2001      2000(b)
Net asset value, beginning of period                              $5.03        $5.00
                                                                  -----        -----
Income from investment operations:
Net investment income (loss)                                        .14          .06
Net gains (losses) (both realized and unrealized)                   .15          .03
                                                                    ---          ---
Total from investment operations                                    .29          .09
                                                                    ---          ---
Less distributions:
Dividends from net investment income                               (.14)        (.06)
                                                                   ----         ----
Net asset value, end of period                                    $5.18        $5.03
                                                                  -----        -----

Ratios/supplemental data
Net assets, end of period (in millions)                              $1          $--
                                                                     --          ---
Ratio of expenses to average daily net assets(c)                  1.77%        1.75%(d)
                                                                  ----         ----
Ratio of net investment income (loss)
to average daily net assets                                       2.66%        3.34%(d)
                                                                  ----         ----
Portfolio turnover rate (excluding short-term securities)           75%          77%
                                                                    --           --
Total return(h)                                                   5.82%        1.96%
                                                                  ----         ----

Class Y
Per share income and capital changes(a)
Fiscal period ended Nov 30,                                        2001         2000         1999         1998         1997
Net asset value, beginning of period                              $5.02        $5.01        $5.13        $5.09        $5.04
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .19          .20          .21          .19          .18
Net gains (losses) (both realized and unrealized)                   .14          .01         (.12)         .05          .05
                                                                    ---          ---         ----          ---          ---
Total from investment operations                                    .33          .21          .09          .24          .23
                                                                    ---          ---          ---          ---          ---
Less distributions:
Dividends from net investment income                               (.19)        (.20)        (.21)        (.20)        (.18)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $5.16        $5.02        $5.01        $5.13        $5.09
                                                                  -----        -----        -----        -----        -----

Ratios/supplemental data
Net assets, end of period (in millions)                             $--          $--          $--          $--          $--
                                                                    ---          ---          ---          ---          ---
Ratio of expenses to average daily net assets(c)                   .95%         .92%         .80%(g)      .78%(g)      .80%(g)
                                                                   ---          ---          ---          ---          ---
Ratio of net investment income (loss)
to average daily net assets                                       3.49%        3.76%        4.03%        3.83%        3.84%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)           75%          77%           9%           7%          24%
                                                                    --           --            -            -           --
Total return(h)                                                   6.62%        4.24%        1.59%        4.78%        4.57%
                                                                  ----         ----         ----         ----         ----

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
22 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) AEFC voluntarily limited total operating expenses, net of earnings credits, for the Fund. Had AEFC not done so, the annual ratios of expenses for Class A would have been 1.02%, 0.96% and 1.49% for the periods ended 1999, 1998 and 1997, respectively.
(f) AEFC voluntarily limited total operating expenses, net of earnings credits, for the Fund. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.78%, 1.71% and 2.17% for the periods ended 1999, 1998 and 1997, respectively.
(g) AEFC voluntarily limited total operating expenses, net of earnings credits, for the Fund. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 0.94%, 0.88% and 1.70% for the periods ended 1999, 1998 and 1997, respectively.
(h) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
23 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Investments in Securities
AXP Intermediate Tax-Exempt Fund

Nov. 30, 2001
(Percentages represent value of investments compared to net assets)
Municipal bonds (93.5%)
Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(b,c)

Alaska (5.0%)
Alaska Student Loan
     Revenue Bonds Series 1995A
     (AMBAC Insured) A.M.T.
         07-01-05               5.50%             $1,000,000          $1,057,830
Anchorage General Purpose
     Unlimited General Obligation Bonds
     Series 2000A (MBIA Insured)
         09-01-05               4.50               1,000,000           1,042,700
Industrial Development & Exploration Authority
     Electric Power Revenue Bonds
     Upper Lynn Canal Regional Power
     Series 1997 A.M.T.
         01-01-02               5.00                 245,000             244,754
North Slope Borough
     Capital Appreciation
     Unlimited General Obligation Bonds
     Zero Coupon Series 1995A
     (MBIA Insured)
         06-30-06               5.00               1,000,000(d)          839,260
Total                                                                  3,184,544

Arizona (5.0%)
State Educational Loan Marketing
     Revenue Bonds 1st Series 2001A A.M.T.
         12-01-05               4.40               1,000,000           1,021,340
State Transportation Board
     Excise Tax Revenue Bonds
     Maricopa County Regional Area Road Fund
     Series 2000
         07-01-05               5.75               1,000,000           1,083,250
Tucson Water System
     Refunding Revenue Bonds
     Series 2002 (FGIC Insured)
         07-01-07               5.50               1,000,000(f)        1,079,580
Total                                                                  3,184,170

Colorado (1.7%)
Denver City & County
     Unlimited Government Obligation Bonds
     Series 1999B
         08-01-07               5.63               1,000,000           1,095,980

District of Columbia (1.7%)
District of Columbia
     University Revenue Bonds
     George Washington University
     Series 1999A (MBIA Insured)
         09-15-03               5.25               1,000,000           1,047,490

Florida (8.5%)
Arbor Greene Community Development District
     Special Assessment Revenue Bonds
     Series 2000
         05-01-07               6.50                 490,000             497,997
Bonita Springs Vasari Community
     Development District
     Capital Improvement Revenue Bonds
     Series 2001B
         05-01-09               6.20                 500,000             496,455
Broward County Unlimited
     General Obligation Bonds
     Series 2001B
         01-01-08               5.00               1,000,000           1,056,280
Grand Haven Community Development District
     Special Assessment Bonds Flagler County
     Series 1997A
         05-01-02               6.30                 200,000             200,312
Harbor Bay Community Development District
     Capital Improvment Revenue Bonds
     Series 2001B
         05-01-10               6.35                 500,000             496,755
Heritage Palms Community Development District
     Capital Improvement Revenue Bonds
     Series 1998
         11-01-03               5.40                 180,000             179,055
Lakewood Ranch Community Development
     District #1 Manatec County Benefit
     Special Assessment Bonds
     Series 1998
         05-01-17               7.30                  65,000              66,593
Lakewood Ranch Community Development
     District #5 Special Assessment Revenue Bonds
     Series 2001B
         05-01-11               6.00                 490,000             482,714

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(b,c)

Florida (cont.)
Orange County Tourist Development
     Miscellaneous Tax Revenue Bonds
     Series 2000 (AMBAC Insured)
         10-01-06               5.00%             $1,000,000          $1,067,070
Stoneybrook Community Development District
     Capital Improvement Revenue Bonds
     Lee County Series 1998B
         05-01-08               5.70                 330,000             327,885
Waterchase Community Development District
     Capital Improvement Revenue Bonds
     Series 2001B
         05-01-08               5.90                 500,000             496,290
Total                                                                  5,367,406

Georgia (3.6%)
Municipal Electric Authority Un-refunded
     Revenue Bonds
     Series 1996A (AMBAC Insured)
         01-01-04               6.00               1,000,000           1,060,610
State Unlimited General Obligation Bonds
     Series 1995
         09-01-07               6.00               1,100,000           1,227,534
Total                                                                  2,288,144

Hawaii (1.7%)
State Tax General Obligation Bonds
     Series 1993CA (FSA Insured)
         01-01-07               5.75               1,000,000           1,089,380

Illinois (4.1%)
Chicago Tax Increment Allocation
     Capital Appreciation Revenue Bonds
     Chicago Central Loop Zero Coupon
     Series 2000A (AMBAC Insured)
         12-01-07               5.13               1,000,000(d)          782,400
Lake County Community High School District #117
     Capital Appreciation Bonds Zero Coupon
     Antioch Series 2000B (FGIC Insured)
         12-01-08               5.13               1,000,000(d)          739,810
State Toll Highway Authority
     Priority Refunding Revenue Bonds
     Series 1993A
         01-01-03               4.75               1,000,000           1,026,000
Total                                                                  2,548,210

Indiana (1.6%)
State Bank Refunding Revenue Bonds
     Series 2000A
         02-01-02               5.50               1,000,000           1,005,420

Kentucky (1.7%)
Louisville Waterworks Board
     Water Systems Revenue Bonds
     Series 2000 (FSA Insured)
         11-15-05               5.00               1,000,000           1,064,500

Maryland (1.7%)
State Unlimited General Obligation Bonds
     Series 2001
         07-15-08               5.25               1,000,000           1,081,740

Massachusetts (0.8%)
State Health & Education Facilities Authority
     Hospital Revenue Bonds
     Caritas Christi Obligation Group
     Series 1999A
         07-01-04               5.25                 500,000             514,015

Michigan (3.3%)
Concord Academy
     Certificates of Participation
     Series 1998
         10-01-03               5.70                 125,000             123,558
Countryside Charter School
     Full Term Certificates of Participation
     Berrien County Series 1999
         04-01-04               5.70                 110,000             108,529
Garden City Hospital Finance Authority
     Hospital Revenue Bonds Series 1998A
         09-01-03               5.38                 105,000             100,021
Livingston Developmental Agency
     Certificates of Participation
     Series 1999
         05-01-05               5.70                 145,000             142,700
Saline Area Schools
     Unlimited General Obligation Bonds
     Series 2000A
         05-01-07               4.63               1,000,000           1,044,020

See accompanying notes to investments in securities.

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25 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(b,c)

Michigan (cont.)
Summit Academy Certificates of Participation
     Junior High School Facility
     Series 1998
         09-01-04               5.70%               $385,000            $379,013
Summit Academy Certificates of Participation
     Junior High School Facility
     Series 1999
         09-01-04               5.70                 200,000             209,476
Total                                                                  2,107,317

Minnesota (2.7%)
Crow Finance Authority Tribal Purpose
     Revenue Bonds Series 1998
         10-01-02               5.00                 160,000             163,224
Minneapolis & St. Paul Metropolitan Airports
     Commission Special Facilities Revenue Bonds
     Northwest Airlines Series 2001B
     A.M.T.
         04-01-25               6.50                 500,000             460,060
Minneapolis Unlimited General
     Obligation Bonds
     Series 2001
         12-01-07               5.00               1,000,000           1,070,520
Total                                                                  1,693,804

Nevada (3.8%)
Clark County School District
     General Obligation Refunding Bonds
     Series 2000B (FGIC Insured)
         06-15-08               5.50               1,000,000           1,083,180
Director of the State Department of Business &
     Industry Capital Appreciation Revenue Bonds
     Las Vegas Monorail Zero Coupon
     Series 2000 (AMBAC Insured)
         01-01-07               5.01               1,000,000(d)          812,270
Las Vegas Local Special Improvement Bonds
     District #808 Summerlin Area Series 2001
         06-01-06               5.40                 500,000             507,935
Total                                                                  2,403,385

New Jersey (3.4%)
State Highway Authority
     Garden State Parkway Refunding
     Revenue Bonds
     Series 2001 (FGIC Insured)
         01-01-08               5.00               1,005,000           1,062,677
State Turnpike Authority Refunding
     Revenue Bonds
     Series 2000A (MBIA Insured)
         01-01-06               5.50               1,000,000           1,077,470
Total                                                                  2,140,147

New Mexico (1.9%)
Santa Fe County Lifecare Revenue Bonds
     El Castillo Retirement Series 1998A
         05-15-04               5.00                 154,000             154,271
State Severance Special Tax
     Bonds Series 2001A
         07-01-07               5.00               1,000,000(f)        1,062,440
Total                                                                  1,216,711

New York (2.5%)
State Dormitory Authority Un-refunded
     Revenue Bonds
     Mental Health Series 1997B
         08-15-02               5.00                 500,000             510,010
State Thruway Authority
     Highway & Bridge Trust Fund
     Revenue Bonds Series 2001B (MBIA Insured)
         04-01-07               5.00               1,000,000           1,061,380
Total                                                                  1,571,390

North Carolina (1.7%)
Eastern Municipal Power Agency Power System
     Refunding Revenue Bonds Series 1993B
         01-01-06               6.00               1,000,000           1,063,040

Ohio (5.3%)
Akron Bath Copley Joint Township
     Hospital District Revenue Bonds
     Summa Hospital Series 1998A
         11-15-03               4.50                 500,000             505,230
Carroll Water & Sewer District
     Unlimited Tax General Obligation Bonds
     Series 1998
         12-01-10               6.25                 185,000             192,912

See accompanying notes to investments in securities.

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26 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(b,c)

Ohio (cont.)
Portage County Hospital
     Revenue Bonds
     Robinson Memorial Hospital
     Series 1999 (AMBAC Insured)
         11-15-04               4.75%               $500,000            $524,300
State Turnpike Commission
     Refunding Revenue Bonds Series 2001B
     (FSA Insured)
         02-15-08               5.00               1,000,000           1,054,440
State Water Development Authority
     Pollution Control Revenue Bonds
     Series 2000
         06-01-05               5.50               1,000,000           1,073,930
Total                                                                  3,350,812

Oklahoma (4.1%)
Enid Municipal Authority Sales Tax & Utility
     Refunding Revenue Bonds Series 1996
     (AMBAC Insured)
         02-01-05               5.50               1,000,000           1,065,640
State Capital Improvement Authority
     Highway Revenue Bonds
     Series 2000 (MBIA Insured)
         06-01-06               5.00               1,000,000           1,064,560
Tulsa Municipal Airport Trust
     Refunding Revenue Bonds
     Series 2000A A.M.T.
         06-01-35               5.80                 500,000             470,635
Total                                                                  2,600,835

Pennsylvania (2.6%)
Southeastern Transportation Authority
     Special Revenue Tax Transit
     Revenue Bonds Series 1997 (FGIC Insured)
         03-01-07               5.75               1,000,000           1,092,500
State Economic Development Finance Authority
     Exempt Facilities Revenue Bonds Amtrak
     Series 2001A A.M.T.
         11-01-05               6.00                 500,000             531,265
Total                                                                  1,623,765

South Carolina (3.4%)
State School Facilities
     Unlimited General Obligation Bonds
     Series 2001A
         01-01-07               5.00               1,000,000           1,061,170
State Transportation Infrastructure Bank
     Revenue Bonds Series 2000A (MBIA Insured)
         10-01-07               5.50               1,000,000           1,089,270
Total                                                                  2,150,440

Tennessee (1.7%)
Shelby County Public Unlimited Improvement
     General Obligation Bonds
     Series 2000A
         04-01-05               5.00               1,000,000           1,054,540

Texas (7.9%)
Brazos River Authority
     Pollution Control Refunding Revenue Bonds
     Series 1995B A.M.T.
         06-01-30               5.05                 500,000             509,135
Dallas & Fort Worth International Airport Facility
     Improvement Refunding Revenue Bonds
     American Airlines Series 2000A A.M.T.
         05-01-29               5.95                 500,000             474,950
Grapevine-Colleyville Independent
     School District General
     Obligation Refunding Bonds Series 1998
     (Permanent School Fund Guarantee)
         08-15-03               4.75               1,000,000           1,037,360
Houston Texas General Obligation
     Bonds Series 1999A
         03-01-08               5.25               1,000,000           1,062,700
Humble Independent School District
     Unlimited General Obligation Capital
     Appreciation Refunding Revenue Bonds
     Zero Coupon Series 1997
     (Permanent School Fund Guarantee)
         02-15-07               5.03            1,000,000(d)             807,810
State Unlimited General
     Obligations Refunding Bonds
     Water Financial Assistance Series 1998A-C
         08-01-08               5.00               1,000,000           1,054,980
Total                                                                  4,946,935

See accompanying notes to investments in securities.

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27 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue(b,c)

Virginia (3.3%)
Arlington County Unlimited General
     Obligation Refunding Bonds Series 2001
         02-01-07               4.50%             $1,000,000          $1,039,670
Prince William County
     Public Improvement Facility
     Unlimited General Obligation Bonds
     Series 2000A
         08-01-06               5.00               1,000,000           1,068,940
Total                                                                  2,108,610

Washington (3.4%)
Port of Seattle Refunding Revenue Bonds
     Series 2000D
     (MBIA Insured) A.M.T.
         02-01-07               5.50               1,000,000           1,064,560
Tacoma Electric System
     Refunding Revenue Bonds Series 2001B
     (FSA Insured)
         01-01-07               5.50               1,000,000           1,074,090
Total                                                                  2,138,650

Wisconsin (5.0%)
Milwaukee County Unlimited
     General Obligation Bonds Series 2001A
         10-01-07               5.00               1,000,000           1,061,690
State Unlimited General Obligation Bonds
     Series 1997B
         05-01-05               5.25               1,000,000           1,063,210
         05-01-08               5.00               1,000,000           1,054,930
Total                                                                  3,179,830

Total municipal bonds
(Cost: $57,966,134)                                                  $58,821,210

Municipal notes (6.8%)
Issuer(b,c,e)              Effective                  Amount            Value(a)
                               yield              payable at
                                                    maturity

Gulf Coast Texas Waste Disposal
     Revenue Bonds
     (Exxon Mobil) V.R. Series 2000 A.M.T.
         06-01-30               1.65%               $100,000            $100,000
Kentucky Higher Education Student Loan
     Revenue Bonds V.R. Series 1991E
     (AMBAC Insured) A.M.T.
         12-01-11               1.55               1,100,000           1,100,000
Lexington Fayette Kentucky Urban County Airport
     Revenue Bonds 1st Mtge
     V.R. Series 1998C (MBIA Insured) A.M.T.
         07-01-13               1.70                 400,000             400,000
Lexington Fayette Kentucky Urban County Airport
     Revenue Bonds 1st Mtge
     V.R. Series 1998A A.M.T.
         07-01-28               1.70                 200,000             200,000
Louisiana State Offshore Terminal Authority
     Deepwater Port Revenue Bonds V.R.
     Series 1992
         09-01-08               1.60                 100,000             100,000
Mississippi Solid Waste
     Revenue Bonds V.R. Series 1995 A.M.T
         07-01-25               1.70               1,600,000           1,600,000
Ohio State Water & Air Quality Development
     Authority Pollution Control Refunding
     Revenue Bonds (Toledo Edison) V.R.
     Series 2000A
         04-01-24               1.60                 500,000             500,000
Sweetwater County Wyoming Pollution Control
     Revenue Bonds (Idaho Power) V.R.
     Series 1996C
         07-15-26               1.60                 300,000             300,000

Total municipal notes
(Cost: $4,300,000)                                                    $4,300,000

Total investments in securities
(Cost: $62,266,134)(g)                                               $63,121,210

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

    ACA      --  ACA Financial Guaranty Corporation
    AMBAC    --  American Municipal Bond Association Corporation
    BIG      --  Bond Investors Guarantee
    CGIC     --  Capital Guaranty Insurance Company
    FGIC     --  Financial Guarantee Insurance Corporation
    FHA      --  Federal Housing Authority
    FNMA     --  Federal National Mortgage Association
    FSA      --  Financial Security Assurance
    GNMA     --  Government National Mortgage Association
    MBIA     --  Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

    A.M.T.   --  Alternative Minimum Tax-- As of Nov. 30, 2001, the value of securities subject to alternative minimum tax represented 14.7%
                 of net assets.
    B.A.N.   --  Bond Anticipation Note
    C.P.     --  Commercial Paper
    R.A.N.   --  Revenue Anticipation Note
    T.A.N.   --  Tax Anticipation Note
    T.R.A.N. --  Tax & Revenue Anticipation Note
    V.R.     --  Variable Rate
    V.R.D.B. --  Variable Rate Demand Bond
    V.R.D.N. --  Variable Rate Demand Note

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2001.

(f) At Nov. 30, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $2,177,056.

(g) At Nov. 30, 2001, the cost of securities for federal income tax purposes was $62,266,134 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                          $1,097,735
    Unrealized depreciation                                            (242,659)
                                                                       --------
    Net unrealized appreciation                                      $  855,076
                                                                     ----------

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29 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP Intermediate Tax-Exempt Fund
Fiscal year ended Nov. 30, 2001

Class A
Exempt-interest dividends -- taxable status explained below.

Payable date                                                           Per share
Dec. 20, 2000                                                           $0.01579
Jan. 26, 2001                                                            0.01960
Feb. 26, 2001                                                            0.01647
March 26, 2001                                                           0.01446
April 26, 2001                                                           0.01602
May 24, 2001                                                             0.01365
June 26, 2001                                                            0.01519
July 26, 2001                                                            0.01437
Aug. 27, 2001                                                            0.01532
Sept. 26, 2001                                                           0.01571
Oct. 26, 2001                                                            0.01222
Nov. 26, 2001                                                            0.01359
Total distributions                                                     $0.18239

Class B
Exempt-interest dividends -- taxable status explained below.

Payable date                                                           Per share
Dec. 20, 2000                                                           $0.01276
Jan. 26, 2001                                                            0.01567
Feb. 26, 2001                                                            0.01316
March 26, 2001                                                           0.01147
April 26, 2001                                                           0.01272
May 24, 2001                                                             0.01066
June 26, 2001                                                            0.01166
July 26, 2001                                                            0.01115
Aug. 27, 2001                                                            0.01187
Sept. 26, 2001                                                           0.01248
Oct. 26, 2001                                                            0.00897
Nov. 26, 2001                                                            0.01026
Total distributions                                                     $0.14283

--------------------------------------------------------------------------------
30 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Class C
Exempt-interest dividends -- taxable status explained below.

Payable date                                                           Per share
Dec. 20, 2000                                                            0.01278
Jan. 26, 2001                                                            0.01570
Feb. 26, 2001                                                            0.01319
March 26, 2001                                                           0.01156
April 26, 2001                                                           0.01275
May 24, 2001                                                             0.01068
June 26, 2001                                                            0.01177
July 26, 2001                                                            0.01118
Aug. 27, 2001                                                            0.01186
Sept. 26, 2001                                                           0.01246
Oct. 26, 2001                                                            0.00898
Nov. 26, 2001                                                            0.01024
Total distributions                                                     $0.14315

Class Y
Exempt-interest dividends -- taxable status explained below.

Payable date                                                           Per share
Dec. 20, 2000                                                           $0.01648
Jan. 26, 2001                                                            0.02039
Feb. 26, 2001                                                            0.01725
March 26, 2001                                                           0.01525
April 26, 2001                                                           0.01689
May 24, 2001                                                             0.01448
June 26, 2001                                                            0.01599
July 26, 2001                                                            0.01506
Aug. 27, 2001                                                            0.01610
Sept. 26, 2001                                                           0.01643
Oct. 26, 2001                                                            0.01322
Nov. 26, 2001                                                            0.01451
Total distributions                                                     $0.19205

Source of distributions
100% of tax-exempt interest distributions during the fiscal year ended Nov. 30, 2001 were derived exclusively from interest on tax-exempt securities. For dividends paid by the Fund to be tax-exempt the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for 2001 was 11.68%.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------
31 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

Source of income by state
Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 2001 are listed below.

Alabama                      0.770%       Montana                     0.650%
Alaska                       4.810        Nevada                      4.860
Arizona                      3.420        New Jersey                  0.700
California                   0.100        New Mexico                  1.400
Colorado                     0.610        New York                    2.920
Connecticut                  1.690        North Carolina              2.670
Delaware                     0.010        North Dakota                0.070
Florida                      9.410        Ohio                        5.560
Georgia                      4.570        Oklahoma                    6.270
Hawaii                       1.740        Oregon                      0.440
Illinois                     5.460        Pennsylvania                1.550
Indiana                      2.910        South Carolina              1.650
Kentucky                     2.270        Tennessee                   2.070
Louisiana                    0.090        Texas                       8.500
Maryland                     0.670        Virginia                    3.160
Massachusetts                1.690        Washington                  3.740
Michigan                     6.190        Washington, DC              3.340
Minnesota                    1.400        Wisconsin                   1.570
Mississippi                  0.190        Wyoming                     0.300
Missouri                     0.580

--------------------------------------------------------------------------------
32 AXP INTERMEDIATE TAX-EXEMPT FUND -- ANNUAL REPORT

AXP Intermediate Tax-Exempt Fund                                PRSRT STD AUTO
70100 AXP Financial Center                                       U.S. POSTAGE
Minneapolis, MN 55474                                                PAID
                                                                   AMERICAN
americanexpress.com                                                EXPRESS

Ticker Symbol
Class A: INFAX    Class B: N/A
Class C: N/A      Class Y: N/A

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                          (logo)
                                                                        AMERICAN
                                                                         EXPRESS

                                                                 S-6355 J (1/02)